Goodwill (Goodwill) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Goodwill Rollforward and by Segment
Goodwill	$ 11,740	$ 12,410	$ 11,886
Accumulated impairment	(1,868)	(1,868)
Total goodwill, net	9,872	10,542	9,953
Acquisitions (4)			1,141
Dispositions		(70)	(8)
Reduction of goodwill			(65)
Reduction of accumulated impairment			65
Effect of foreign currency translation and other	(395)	(600)	(544)
Goodwill	11,345	11,740	12,410
Accumulated impairment	(1,868)	(1,868)	(1,868)
Total goodwill, net	9,477	9,872	10,542
MetLife Bank
Goodwill Rollforward and by Segment
Accumulated impairment			(1,933)
U.S.
Goodwill Rollforward and by Segment
Goodwill	1,451	1,451	1,451
Accumulated impairment	0	0	0
Total goodwill, net	1,451	1,451	1,451
Acquisitions (4)			0
Dispositions		0	0
Reduction of goodwill			0
Reduction of accumulated impairment			0
Effect of foreign currency translation and other	0	0	0
Goodwill	1,451	1,451	1,451
Accumulated impairment	0	0	0
Total goodwill, net	1,451	1,451	1,451
Asia
Goodwill Rollforward and by Segment
Goodwill	4,615	4,898	5,387
Accumulated impairment	0	0	0
Total goodwill, net	4,615	4,898	5,387
Acquisitions (4)			0
Dispositions		(3)	0
Reduction of goodwill			0
Reduction of accumulated impairment			0
Effect of foreign currency translation and other	(107)	(280)	(489)
Goodwill	4,508	4,615	4,898
Accumulated impairment	0	0	0
Total goodwill, net	4,508	4,615	4,898
Latin America
Goodwill Rollforward and by Segment
Goodwill	1,385	1,588	527
Accumulated impairment	0	0	0
Total goodwill, net	1,385	1,588	527
Acquisitions (4)			1,140
Dispositions		0	0
Reduction of goodwill			0
Reduction of accumulated impairment			0
Effect of foreign currency translation and other	(199)	(203)	(79)
Goodwill	1,186	1,385	1,588
Accumulated impairment	0	0	0
Total goodwill, net	1,186	1,385	1,588
EMEA
Goodwill Rollforward and by Segment
Goodwill	1,232	1,356	1,339
Accumulated impairment	0	0	0
Total goodwill, net	1,232	1,356	1,339
Acquisitions (4)			1
Dispositions		(7)	(8)
Reduction of goodwill			0
Reduction of accumulated impairment			0
Effect of foreign currency translation and other	(89)	(117)	24
Goodwill	1,143	1,232	1,356
Accumulated impairment	0	0	0
Total goodwill, net	1,143	1,232	1,356
MetLife Holdings
Goodwill Rollforward and by Segment
Goodwill	1,567	1,567	1,567
Accumulated impairment	(680)	(680)	(680)
Total goodwill, net	887	887	887
Acquisitions (4)			0
Dispositions		0	0
Reduction of goodwill			0
Reduction of accumulated impairment			0
Effect of foreign currency translation and other	0	0	0
Goodwill	1,567	1,567	1,567
Accumulated impairment	(680)	(680)	(680)
Total goodwill, net	887	887	887
Brighthouse Financial
Goodwill Rollforward and by Segment
Goodwill	1,448	1,508	1,508
Accumulated impairment	(1,188)	(1,188)	(1,188)
Total goodwill, net	260	320	320
Acquisitions (4)			0
Dispositions		(60)	0
Reduction of goodwill			0
Reduction of accumulated impairment			0
Effect of foreign currency translation and other	0	0	0
Goodwill	1,448	1,448	1,508
Accumulated impairment	(1,188)	(1,188)	(1,188)
Total goodwill, net	260	260	320
Corporate & Other
Goodwill Rollforward and by Segment
Goodwill	42	42	107
Accumulated impairment	0	0	(65)
Total goodwill, net	42	42	42
Acquisitions (4)			0
Dispositions		0	0
Reduction of goodwill			(65)
Reduction of accumulated impairment			65
Effect of foreign currency translation and other	0	0	0
Goodwill	42	42	42
Accumulated impairment	0	0	0
Total goodwill, net	$ 42	$ 42	$ 42